Note 3 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of material accounting policy information [text block]

Note 3. Summary of Accounting Policies

Basis of Preparation

The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates and requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4.

The consolidated financial statements are presented in the Company’s presentation currency, U.S. dollar (“USD”) which is not the functional currency of the parent company. The Group’s financial statements are presented in USD as the result of the Company’s publicly listing the ADSs in the United States. The Company’s functional currency is DKK for Denmark. The consolidated financial statements have been prepared on a going concern basis using a historical cost basis. All financial assets and liabilities are measured at amortized cost unless otherwise stated.

Basis of Consolidation

The consolidated financial statements of the Company comprise the consolidated statement of financial position as of December 31, 2025, and 2024, and the consolidated statement of comprehensive loss for the twelve months ended December 31, 2025, and 2024, and 2023. Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and can affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. The accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company. Control is reassessed whenever facts and circumstances indicate that there are changes of control.

All intra-Group assets and liabilities, equity (deficit), income, expenses, and cash flow relating to transactions between members of the Group are eliminated in full in the consolidated statements.

Currency Translation of Transactions and Balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized as financial income or financial expenses in the consolidated statements of comprehensive loss. Non-monetary items in foreign currency which are measured at cost at the consolidated statements of financial position date are translated using the exchange rates at the date of the transaction.

Translation of Foreign Operations

Assets and liabilities in the Company’s functional currency, DKK and AUD, for Denmark and Australia, respectively, are translated to the Company’s presentation currency at the exchange rate applicable on December 31 for the respective year. Income and expenses in the Company’s functional currency are translated to USD at the average exchange rate which corresponds to an approximation of the exchange rates prevailing on each individual transaction date. Translation differences arising in the translation to presentation currency are recognized in other comprehensive income.

Revenue Recognition

The Company recognizes revenue in accordance with IFRS 15, Revenue from Contracts with Customers. To determine revenue recognition for agreements that the Company determines are within the scope of IFRS 15, the Company performs the following five steps:

i.	Identify the contract

ii.	Identify the performance obligations in the contract

iii.	Determine the transaction price

iv.	Allocate the transaction price to the performance obligations in the contract

v.	Recognize revenue when (or as) the entity satisfies a performance obligation

When contracts with customers are entered into, the goods and/or services promised in the contract are assessed to identify distinct performance obligations.

A promise in the agreement is considered a distinct performance obligation if both of the following criteria are met:

●

The customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer (i.e., the good or service is capable of being distinct); and

●

The entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).

The transaction price is the amount of the consideration the Company expects to be entitled to in exchange for those goods or services. The transaction price may include up-front payments and milestone payments.

Licenses of Intellectual Property

If the license to the company's intellectual property is determined to be distinct from the other performance obligations identified in an out-licensing arrangement, the company recognizes revenue from non-refundable, up-front fees allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are bundled with other promises, the company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue from non-refundable, up-front fees. The company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition

Milestone Payments

At the inception of each arrangement that includes development milestone payments, the company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal will not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the control of the company or the licensee, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis, for which the company recognizes revenue as or when the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, the company re-evaluates the probability of achievement of such development milestones and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenue in the period of adjustment.

Contract Work

Revenue from contract research and licenses that do not transfer the right of ownership to an intangible asset are recognized over time in line with the execution and transfer of the services. The percentage of completion is made up based on the stage of completion on each individual work in progress.

Research and Development Expenses

Expenses related to service agreements are recognized in the income statement when the related payments and milestone events in the corresponding collaboration agreements materialize. The expenses are included in research and development expenses.

Research and development expenses are primarily internal and external costs incurred in the development of the Company’s product candidates, including personnel costs, share-based compensation, external research and development expenses, maintenance of the Company’s patents, overhead allocation and enhancements and maintenance of the Company’s technology platforms.

The research activities are comprised of activities performed before filing an IND or equivalent and necessary preclinical activities for such product candidates. All research expenses are recognized in the period in which they are incurred, and payments made prior to the receipt of goods or services to be used in research and development are deferred until the goods or services are received. The Company records accruals for estimated research and development costs, comprising payments for work performed by third-party contractors and others. Payments for these activities are based on the terms of the individual agreements, which may differ from the timing of the expense recognition of these costs, in which case they are reflected in the consolidated financial statements as either prepaid- or accrued expenses.

The development activities are comprised of the activities performed following the filing of an IND or equivalent clinical-enabling activities for such product candidates, including but not limited to, research and clinical development activities. In line with industry practice, internal and subcontracted development costs are expensed as incurred. Due to regulatory uncertainties and other uncertainties inherent in the development of new products, development expenses do not qualify for capitalization as intangible assets until marketing approval by a regulatory authority is obtained or considered highly probable. To date, the Company has not incurred any development costs which qualified for capitalization.

The Company’s estimates depend on the timeliness and accuracy of the data provided by the CROs regarding the status of each program and total program spending. The Company evaluates the estimates to determine if adjustments are necessary or appropriate based on information received.

CROs invoice the Company upon the occurrence of predetermined contractual or activity-based milestones; however, the timing of these invoices and the Company’s related payments often do not correspond directly to the level of performance of contracted activities. To the extent payments are made by the Company in advance of the related activities performed by the CROs, they are included in prepayments to clinical research organizations and expensed when the activities are performed by the CROs. To the extent the payments are made by the Company following the performance of the related activities, the expense is accrued for as a payable to clinical research organizations.

Intellectual Property

The Company actively seeks to create, maintain and protect intellectual property and proprietary information and technology that is considered important to the Company’s business, which includes seeking and maintaining patents covering proprietary technology, product candidates, proprietary processes and any other inventions that are commercially and / or strategically important to the Company’s business development. These expenses are expensed as incurred and not capitalized as intangible assets until marketing approval by a regulatory authority is obtained or considered highly probable. The Company has not incurred any costs that qualify for capitalization.

Income From Government Grants

The Company receives grants for certain research and development activities. The grant income is recognized as a reduction of research and development expenses in the period in which the underlying expenditures were incurred and when there is reasonable assurance that the Company will comply with all conditions to receive the grant income. Government grants comprise direct grants and tax credits related to qualifying research and development costs in excess of the corporate tax rate. Tax credits in an amount up to the corporate tax rate are classified as income tax benefits.

General and Administrative Expenses

General and administrative expenses consist primarily of fees paid to external consultants and personnel costs, including share-based compensation for the Company’s executive, finance, corporate and business development functions. In addition, general and administrative expenses also include depreciation and other expenses for the Company’s corporate headquarters as well as other allocated overhead.

Share-Based Payments

The Company issues warrants as an incentive to employees and non-employees. The fair value of the warrants granted is recognized as an expense with a corresponding credit to share-based payments reserve. The fair value is expensed over the requisite service period of the awards. The expense recognition is based on an estimate of the number of warrants expected to vest. The estimate is reassessed regularly, and on a cumulative basis, the expense is equal to the fair value of the number of warrants which actually vest.

For employees and consultants providing services similar to employees of the Company, the fair value of the equity instruments is determined at the date of grant resulting in a fixed fair value at grant date that is not adjusted for future changes in the fair value of the equity awards that may occur over the service period. The grant date is defined as the date at which the parties agree to the contractual terms.

For consultants providing other services that are not similar to employees of the Company, the transactions are measured at the fair value of the services received unless this is not reliably measurable. In such cases, the transactions are measured at fair value of the equity instruments granted at the dates when the services are provided.

Modification of warrants which are beneficial are accounted for with their incremental value or over the shorter vesting period. Non-beneficial modifications such as an extension of the vesting period are not accounted for. Consequently, the original terms are deemed to continue to exist. The Company estimates the fair value of warrants using the underlying value of the Company’s ordinary shares. Since the warrants granted before December 2020 are exercisable for nominal consideration, the warrants are valued using the fair value of the Company’s ordinary shares on grant date less the exercise consideration. Warrants granted during 2025, and 2024 are valued using a Black-Scholes share option pricing model. The assumptions used in calculating the fair value of share-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. The key assumption in this estimate is the fair value of the Company’s ordinary share on the warrant grant date.

Accounting for Joint Operations - ExpreS2ion Biotechnologies ApS

In December 2022 the Company entered into a Vaccine Discovery Collaboration Agreement with ExpreS2ion Biotech Holding AB’s affiliate ExpreS2ion Biotechnologies ApS (“ExpreS2ion”) for the joint development of a novel cytomegalovirus (CMV) vaccine candidate.

In determining the accounting treatment for these types of arrangements, the Company carefully evaluates the relationship between the two parties in order to determine whether the arrangement is, in substance, a collaboration arrangement between the two parties (to be accounted for in accordance with IFRS 11), or rather, a vendor-customer contract (to be accounted for in accordance with IFRS 15).

Management has determined that ExpreS2ion does not meet the definition of a customer under IFRS 15. Consequently, the arrangement is classified as a collaboration arrangement and is accounted for as a joint operation in accordance with IFRS 11 resulting in the recognition of the Company’s own income and expense and assets and liabilities, respectively.

In the first half of 2025, the collaboration agreement has ended, and Evaxion has taken the full ownership, responsibility and all rights of the asset (EVX-V1) and can potentially out-license it at our discretion.

Finance Income

Finance income consists primarily of foreign currency gains, and gains from changes in fair value of liability-classified warrants.

Finance Expense

Finance expenses consist primarily of foreign currency losses, losses from changes in fair value of liability-classified warrants, losses from changes in fair value of derivative liabilities, interest expense and related loan costs on the EIB Loan Agreement (as defined herein), and interest expense on leasing liabilities.

Income Tax

The income tax for the period comprises current and deferred tax, including prior-year adjustments and changes in provisions for uncertain tax positions. Tax is recognized in the consolidated statement of comprehensive loss, except to the extent that it relates to items recognized in equity (deficit).

Research and development tax credits are available to the Group under the tax laws of Denmark and Australia respectively, based on qualifying research and development spend as defined under those tax laws. Tax credits not exceeding the corporate tax rate are recognized as an income tax benefit. Tax credits in excess of the corporate tax rate are classified as government grants.

Accruals for uncertain tax positions and/or valuation of government grant receivables require management to make judgments of potential exposures. Accruals for uncertain tax positions and/or valuation of government grant receivables are measured using either the most likely amount or the expected value amount, depending on taxable amounts.

Deferred Taxes

Deferred tax is measured according to the liability method on all temporary differences between the carrying amount and the tax base of assets and liabilities. Where the tax value can be determined according to alternative tax rules, deferred tax is measured on the basis of the planned use of the asset or the settlement of the obligation.

Deferred tax assets are measured at the value at which they are expected to be utilized, either through elimination against tax on future earnings or through a set-off against deferred tax liabilities. Deferred tax assets are set off within the same legal tax entity and jurisdiction.

Uncertainties exist with respect to the interpretation of complex tax regulations and the amount and timing of future taxable income. Given the complexity of existing contractual agreements, differences arising between the actual results and the assumptions made, or future changes to such assumptions could necessitate future adjustments to tax income and expenses already recorded. As of December 31, 2025, and 2024, the Company has not recognized any provisions for uncertain tax positions resulting in a risk that the deferred tax asset related to warrants is lower than disclosed.

The Company recognizes deferred income tax assets if there is convincing evidence that sufficient taxable income will be available in the future against which the temporary differences and unused tax losses can be utilized. Management has considered future taxable income in assessing whether deferred income tax assets should be recognized and has concluded that the deferred income tax assets do not meet the criteria for recognition as assets in the consolidated statements of financial position.

Tax Receivables

Current tax assets for the current and prior periods are measured at the amount expected to be recovered from the taxation authorities, using the tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.

Leases

The Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities for future remaining lease payments and right-of-use assets representing the right to use the underlying assets.

Leasehold Improvements and Loan From Lessor

The Company’s lease contract comprises funding for the customization of the premises to the Company’s specific needs. The payment is determined based on the actual costs incurred for the customization, a repayment period of 8 years and an interest rate of 6% per annum.

The Company has assessed whether this is a lease component, or a leasehold improvement funded by the lessor. We have considered the following factors:

●	Which party designed the customization

●	Which party had the right to direct changes to the work

●	Who is taking on the economic risk of the cost price of the work

A third party has designed the project according to the Company’s instructions, and the Company had the right to direct changes to the work during the construction period. Further, the Company has the full economic risk of the work due to 1:1 linkage between construction costs and payments to the lessor. Consequently, the Company has assessed that the customization is a leasehold improvement funded by the lessor and accordingly presented a leasehold improvement and a corresponding liability for the loan from the lessor.

Right-of-use Assets

The Company recognizes a right-of-use asset at the lease commencement date (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost less any accumulated depreciation and impairment losses and adjusted for certain remeasurements of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, lease payments made at or before the commencement date less any lease incentives received, initial direct costs incurred, and restoration costs.

Right-of-use assets are depreciated over the shorter of the lease term and the useful life of the right-of-use asset using the straight-line method. In addition, right-of-use assets are reduced by impairment losses, if any, and adjusted for certain remeasurements.

The Company’s right-of-use assets are presented within property and equipment, net.

Lease Liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of the following payments, when applicable:

●	Fixed payments (including in-substance fixed payments), less any lease incentives receivable;

●	variable lease payments (linked to an index or interest rate);

●	expected payments under residual value guarantees;

●	the exercise price of purchase options, where exercise is reasonably certain;

●	lease payments in optional renewal periods, where exercise of extension options is reasonably certain;

●	and penalty payments for the termination of a lease, if the lease term reflects the exercise of the respective termination option.

The lease payments are discounted using the interest rate implicit in the lease if this rate can be readily determined. Otherwise, the Company’s incremental borrowing rate is used, being the rate that the Company would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions. Generally, the Company uses its incremental borrowing rate as the discount rate.

Lease liabilities are subsequently measured at amortized cost using the effective interest method. In addition, the carrying amount of the lease liabilities are remeasured if there is a modification, a change in the lease term, or a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments).

Intangible Assets

The Company recognizes intangible assets for licenses. Licenses are measured at cost less cumulative amortization and impairment. Cost is measured at fair value of the consideration transferred with addition of transactions costs. If additional consideration is transferred to the seller due to meeting certain milestones, these payments are added to the cost price once the conditions for making the payments are met. As of December 31, 2025, the Company did not have an intangible asset balance.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. Depreciation is recognized on a straight-line basis over the estimated useful lives of the assets, as follows:

Assets	Useful life
Properties	Shorter of lease term and useful life of the asset
Leasehold improvements	11 years
Other equipment	5 – 10 years

Impairment of Non-Financial Assets

Assets are tested for impairment annually, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at the end of each reporting period. The Company has not recognized any impairment losses to date.

Provisions

Provisions are recognized when we have an existing legal or constructive obligation as a result of events occurring prior to or on the balance sheet date, and it is probable that the utilization of economic resources will be required to settle the obligation. Provisions are measured as the best estimate of the expense necessary to settle the obligation at the balance sheet date. Provisions that are estimated to mature after more than one year after the balance sheet date are measured at their present values, using a discount rate based on the Company’s risk adjusted incremental borrowing rate.

Financial Instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. Financial instruments are classified at initial recognition, including on the basis of the purpose for which the instrument was acquired and managed. This classification determines the valuation of the instruments.

(i) Non-Derivative Financial Assets

Non-derivative financial assets are recognized initially on the date they originate. The Company derecognizes non-derivative financial assets when the contractual rights to cash flows expire, or it transfers the right to receive cash flows in a transaction which transfers substantially all the risks and rewards of ownership of the asset. The Company’s financial assets are initially recognized at fair value and subsequently measured at amortized cost less accumulated impairment losses.

The Company holds the following categories of non-derivative financial assets:

Receivables

Receivables (including lease deposits and receivables) represent the Company’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due). They are measured at amortized cost less impairment.

Prepayments include expenditures related to future financial periods and are measured at amortized cost.

Cash and Cash Equivalents

Cash is comprised of cash on hand and in bank deposit accounts. Cash equivalents are instruments with original maturities of 90 days or less, and are comprised of cash held in escrow accounts relating to the 2023 Securities Purchase Agreement.

(ii) Non-Derivative Financial Liabilities

Non-derivative financial liabilities comprise other payables which are measured initially at fair value and subsequently at amortized cost, unless otherwise noted below. The Company holds the following categories of non-derivative financial liabilities:

Trade Payables

Trade payables and accruals relate to the Group’s purchase of products and services from various vendors in the normal course of business.

Other Payables

Other payables are comprised of payables to clinical research organizations, employee liabilities and other liabilities. The contract liabilities consist of CROs and vendor accruals. Employee cost liabilities comprise of provision for holiday allowance, provision for salaries and other employee-related provisions. Other liabilities consist of commitments and liabilities related to government grants received in advance.

EIB Loan

All loans and borrowings are classified as financial liabilities and are initially recorded at fair value less the value attributable to any separately accounted for embedded derivative. Further, considerations from the lender for other elements in the transaction are accounted for separately. After initial recognition, any such loans and borrowings are measured at amortized cost using the effective interest method, with the amortization recognized in finance costs.

EIB Warrants

Under the EIB Loan Agreement, EIB is entitled to an aggregate of 1,003,032 cash settled EIB Warrants with an exercise price of 1 DKK per warrant for all tranches (the “EIB Warrants”). On February 17, 2022, 351,036 EIB Warrants were issued to EIB as part of the drawdown of the first tranche of the EIB Loan. On October 3, 2024, the Company increased the number of shares issuable from the exercise of the EIB Warrants by 22,091 to 373,127 as an adjustment related to capital issuances that occurred during the year. The EIB Warrants are part of the overall return to EIB on the financing arrangement and are thus accounted for in accordance with IAS 32, Financial Instruments: Presentation and IFRS 9, Financial Instruments. The cost upon initial recognition is accounted for as transaction costs as it is directly linked to the drawdown on each individual tranche of the EIB Loan. EIB is entitled to elect net in cash settlement of its warrants at any time, and consequently a financial liability for the redemption amount is recognized.

The liability is measured initially at its fair value and is subsequently remeasured at the redemption amount. The redemption amount is equal to the current share price. The remeasurements are presented as finance expense or finance income in the consolidated statements of comprehensive loss.

(iii) Derivative Financial Instruments

Investor Warrants

Under the Securities Purchase Agreement with the 2023 SPA Investors, the Company issued warrants to purchase 9,726,898 ordinary shares. The 2023 SPA Investor Warrants vested immediately upon issuance with an exercise price of $0.71 per ordinary share, and an expiration date of December 21, 2026. In accordance with IAS 32, the Company determined that the 2023 SPA Investor Warrants were precluded from equity classification and were determined to be derivative financial instruments, because while they contain no contractual obligation to deliver cash or other financial instruments to the holders other than the Company’s own ordinary shares, the exercise price of the 2023 SPA Investor Warrants are in USD and not the Company’s functional currency.

The 2023 SPA Investor Warrants are accounted for in accordance with IFRS 9 Financial Instruments and were determined to be classified as liabilities. The warrant liability was measured at fair value at initial recognition and subsequently remeasured at fair value each reporting date until either exercised or expired. The changes in the fair value of the 2023 SPA Investor Warrants during the reporting period were recognized as finance expense or finance income in the consolidated statements of comprehensive loss.

As part of the February 2024 Offering, the Company issued warrants to purchase 151,500 ADSs representing an aggregated 7,575,000 ordinary shares. The 2024 Investor Warrants vested immediately upon issuance, have an exercise price of $20.00 per ADS, and expires five years from issuance. In accordance with IAS 32 Financial Instruments: Presentation, the Company determined that the 2024 SPA Investor Warrants were precluded from equity classification and were determined to be derivative financial instruments, because while they contain no contractual obligation to deliver cash or other financial instruments to the holders other than the Company’s own ordinary shares, the exercise price of the 2024 Investor Warrants was in USD and not the Company’s functional currency.

As announced on May 23, 2024, and on June 21, 2024, the Company entered into an amendment (the “2024 Warrant Amendment”) to each of its 2023 SPA Warrants and 2024 Investor Warrants. The amendments convert the exercise price per ADS for the 2023 SPA Warrants from $7.07 to DKK 47.99 and for the 2024 Investor Warrants from $4.00 to DKK 27.52, subject to adjustment (not taking into account the ADS Ratio change). As the awards are no longer settled in foreign currency, the warrants now meet the fixed for fixed criteria under IAS 32. This resulted in a change of classification of the awards from liability classification to equity classification. Due to the classification change, the derivative liability was reclassified to other reserves at the time of the amendment.

In connection with the January 2025 public offering, the Company issued warrants to purchase 3,997,361 ADSs, representing 199,868,050 ordinary shares. The 2025 Investor Warrants vested immediately upon issuance, have an exercise price of $2.71 per ADS, and expires five years from the issuance date. Under IAS 32 the Company concluded that the 2025 Investor Warrants could not be classified as equity and should be accounted for as derivative financial instruments because their exercise price was denominated in USD rather than in the Company’s functional currency, DKK.

As announced on  May 27, 2025, the Company entered into an amendment to its 2025 Investor Warrants, with approximately 50% of the participating investors. The amendments convert the exercise price per ADS for the 2025 Investor Warrants from $2.71 to DKK 19.15 on average. As the converted awards are no longer settled in foreign currency, the converted warrants now meet the fixed for fixed criteria under IAS 32. This resulted in a change of classification of the awards from liability classification to equity classification. Due to the classification change, the converted portion of the derivative liability was reclassified to other reserves at the time of the amendment.

Segment Information

An operating segment is a part of the Company that conducts business activities from which it can generate revenue and incur costs, and for which independent financial information is available. Identification of segments is based on internal reporting to the chief operating decision maker (“CODM”). The CODM for the Company is the Chief Executive Officer. The Company does not divide its operations into different segments and the CODM operates and manages the Company’s entire operations as one segment, which is consistent with the Company’s internal organization and reporting system. The Company does not have any material non-current assets attributable to countries other than Denmark.

Shareholders’ Equity (Deficit)

The share capital comprises the nominal amount of the company’s ordinary shares, each at a nominal value of DKK 0.25.

Other reserves include the share premium comprising the amount received, attributable to shareholders’ equity (deficit), in excess of the nominal amount of the shares issued at the company’s capital increases, reduced by any expenses directly attributable to capital increases as well as translation reserves. Translation reserves include exchange rate adjustments of equity (deficit) and intragroup receivables forming part of the net investments in our group enterprises. Share-based payments reserves include the corresponding entries for share-based payments recognized in profit and loss arising from the Company’s warrant program. Accumulated deficit includes the Company’s accumulated profit and loss.

Loss Per Share

The calculation of basic loss per share is based on the Company’s net loss for the year attributable to shareholders of Evaxion A/S and on the weighted average number of ordinary shares outstanding during the year. In calculating diluted loss per share, earnings and the average number of shares are adjusted for the dilutive effects of potential ordinary shares. Loss per share is not adjusted for any dilution that results in a loss per share that is lower than loss per ordinary share before dilution.

Reclassifications

During the period, The Company updated the presentation of specific equity balances to reflect the issuance of shares upon the exercise of warrants in a prior period. This resulted in a reclassification within equity from share-based payments reserve to share premium. This reclassification had no impact on total equity, profit or loss, or cash flows.

Certain prior year amounts in the consolidated statement cash flows were reclassified to conform with the current year’s presentation.

Reclassification of operating activities includes the addition of line-items that configure both the total adjustments for non-cash items as well as changes in working capital. Reclassification of financing activities includes the netting of transaction costs related to the issuance of shares with the proceeds from the issuance of shares and exercise of warrants, less underwriter discounts. This reclassification did not impact total cash flows from operating, investing, or financing activities for any periods presented.

Standards Issued and Effective

There were a number of standards and interpretations which were issued and became effective at January 1, 2025, and have been adopted for these consolidated financial statements, including:

●	Amendments to IAS 21 Lack of Exchangeability

The Company adopted the new standards listed above during the year ended December 31, 2025. None of the new standards listed above had a material impact on the Company’s financial statements during the year ended December 31, 2025.

Standards issued but not yet effective

The following standards and interpretations which were issued but were not yet effective on December 31, 2025, and have not been adopted for these consolidated financial statements, including:

●	Amendments to IFRS 9 & IFRS 7 Classification and Measurement of Financial Instruments ( January 1, 2026)

●	IFRS 18 Presentation and Disclosure in Financial Statements ( January 1, 2027)

The Company expects to adopt these standards, updates and interpretations when they become mandatory. These standards are not expected to have a significant impact on disclosures or amounts reported in the Company’s consolidated financial statements in the period of initial application and future reporting periods.